Average Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Information Technology Index ETF	Nov. 29, 2024
Fidelity MSCI Information Technology Index ETF | Return Before Taxes
Average Annual Return:
Past 1 year	53.27%
Past 5 years	25.01%
Past 10 years	19.42%
Fidelity MSCI Information Technology Index ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	52.96%
Past 5 years	24.73%
Past 10 years	19.12%
Fidelity MSCI Information Technology Index ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	31.72%
Past 5 years	20.63%
Past 10 years	16.66%
IXWN2
Average Annual Return:
Past 1 year	53.24%
Past 5 years	25.10%
Past 10 years	19.52%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%